Subsequent Events (Details Narrative) - USD ($)							5 Months Ended	9 Months Ended		12 Months Ended
	May 13, 2016	Apr. 27, 2016	Dec. 15, 2015	Dec. 07, 2015	Oct. 02, 2015	Oct. 02, 2015	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015
Proceeds from convertible debt				$ 250,000	$ 617,578			$ 867,577		$ 85,000
Debt instruments maturity date								May 13, 2016
Common stock authorized			320,000,000				30,000,000	320,000,000		320,000,000
Common stock par value			$ 0.001		$ 0.0032	$ 0.0032	$ 0.001	$ 0.001		$ 0.001
Subsequent Event [Member]
Common stock authorized			320,000,000
Common stock par value			$ 0.001
Forward stock split			11:1 forward stock split
Susannah Forest [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member]
Proceeds from convertible debt		$ 300,000
Debt instruments maturity date		Nov. 30, 2017
Debt instruments interest rate		10.00%
Percentage of conversion price amount equal volume of weighted average price		75.00%
Common stok prior conversion term		5 days
Edgestone Associates Inc [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member]
Proceeds from convertible debt	$ 700,000
Debt instruments maturity date	May 13, 2017
Debt instruments interest rate	10.00%
Percentage of conversion price amount equal volume of weighted average price	50.00%
Common stok prior conversion term	20 days
Investors [Member] | Subsequent Event [Member]
Proceeds from convertible debt						$ 617,578
Debt instruments interest rate						3.75%
Conversion of debt into shares						26,426,620
Number of shares issued purchase of equity						107,261,000
Common stock exchange price per share						$ 0.0032
Number of shares issued purchase of equity, value						$ 345,000